UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09401 _____________________________________________________

BlackRock Strategic Municipal Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Strategic Municipal Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	September 30, 2004 ____________________________________________

Item 1. Schedule of Investments

The registrant's schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2004

BlackRock Strategic Municipal Trust (BSD)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—153.5%
			Alabama—14.6%
AAA	$7,000		Alabama Pub. Sch. & Coll. Auth., Cap. Impvt., Ser. C, 5.75%, 7/01/18	07/09 @ 101.5	$ 7,853,720
Baa2	3,000		Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj., Ser. A, 6.70%, 11/01/29	11/09 @ 101	3,241,260
AAA	4,635	[3]	Jefferson Cnty. Swr., Ser. D, 5.75%, 2/01/07, FGIC	N/A	5,076,020

					16,171,000

			Alaska—1.1%
AAA	1,130		Alaska Hsg. Fin. Corp., Ser. A, 5.875%, 12/01/24, MBIA	12/05 @ 102	1,170,680

			California—5.3%
			Golden St. Tobacco Sec. Corp., Ser. B,
A-	2,600		5.50%, 6/01/43	06/13 @ 100	2,675,946
A-	3,100		5.625%, 6/01/38	06/13 @ 100	3,230,665

					5,906,611

			Colorado—2.0%
AAA	10,000		Northwest Pkwy. Pub. Hwy. Auth., Ser. B, Zero Coupon, 6/15/30, FSA	06/11 @ 31.387	2,190,700

			Connecticut—8.8%
			Mashantucket Western Pequot Tribe, Spec. Rev.,
Baa3	1,500		Ser. A, 5.50%, 9/01/28	09/09 @ 101	1,522,140
Baa3	8,000	[4]	Ser. B, 5.75%, 9/01/27	09/07 @ 102	8,206,720

					9,728,860

			Florida—10.0%
			Florida Hsg. Fin. Corp., Sunset Place, Ser. K-1,
BBB-	2,400		6.00%, 10/01/19	10/09 @ 102	2,371,512
BBB-	2,000		6.10%, 10/01/29	10/09 @ 102	1,965,020
NR	3,300		Hillsborough Cnty. Ind. Dev. Auth., Nat. Gypsum, Ser. A, 7.125%, 4/01/30	10/10 @ 101	3,528,525
BB	2,045		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr., 6.75%, 11/15/21	11/14 @ 100	2,126,391
NR	1,070		Reunion West Cmnty. Dev. Dist., Spl. Assmt., 6.25%, 5/01/36	05/12 @ 101	1,082,273

					11,073,721

			Illinois—8.2%
NR	850		Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	846,897
			Chicago Brd. of Ed., Sch. Reform, AMBAC,
AAA	4,480	[3]	5.75%, 12/01/07	N/A	5,057,562
AAA	520		5.75%, 12/01/27	12/07 @ 102	568,578
CC	7,560		Chicago O'Hare Intl. Arpt., Delta Air Lines Inc. Term. Proj., 6.45%, 5/01/18	11/04 @ 100	2,628,990

					9,102,027

			Iowa—0.8%
BBB	1,000		Tobacco Settlement Auth., Tobacco Settlement Rev., Ser. B, 5.30%, 6/01/25	06/11 @ 101	838,360

			Kentucky—10.5%
AAA	32,345		Kentucky Econ. Dev. Fin. Sys., Norton Hlth. Care Inc., Ser. B, Zero Coupon, 10/01/24, MBIA	No Opt. Call	11,619,618

			Michigan—9.6%
AAA	2,000		Michigan Hosp. Fin. Auth., Mercy Hlth. Svcs., 5.75%, 8/15/19, MBIA	08/09 @ 101	2,230,020
BB+	8,000		Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09	07/07 @ 101	8,326,480

					10,556,500

			Missouri—1.9%
A	2,000		Missouri Hlth. & Edl. Facs. Auth., Hlth. Facs. Rev., St. Anthony's Med. Ctr., 6.125%, 12/01/19	12/10 @ 101	2,128,960

			New Jersey—10.5%
B	6,000		New Jersey Econ. Dev. Auth., Continental Airlines Inc. Proj., 6.25%, 9/15/19	09/09 @ 101	4,684,320
AAA	6,000	[3]	New Jersey Transp. Trust Fund Auth., Transp. Sys., Ser. A, 6.00%, 6/15/10	N/A	6,966,180

					11,650,500

BlackRock Strategic Municipal Trust (BSD) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			New York—8.7%
			New York City Transl. Fin. Auth., Ser. B,
AAA	$ 4,885	[3]	6.00%, 5/15/10	N/A	$ 5,716,476
AA+	1,115		6.00%, 11/15/21	05/10 @ 101	1,274,668
Aa1	2,500		New York Mtg. Agcy., Homeowner Mtg., Ser. 85, 5.70%, 10/01/17	09/09 @ 100	2,638,500

					9,629,644

			Pennsylvania—18.0%
			Lehigh Cnty. Gen. Purp. Auth., Kidspeace Oblig. Grp.,
B3	2,250		6.00%, 11/01/23	11/08 @ 102	2,055,712
B3	2,335		6.20%, 11/01/14	11/09 @ 102	2,267,752
BBB+	1,500		Montgomery Cnty. Ind. Dev. Auth., Retirement Cmnty. Rev., 5.25%, 11/15/28	11/08 @ 101	1,461,975
			Pennsylvania Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A,
A3	700		6.125%, 11/01/21	05/11 @ 101	728,525
A3	1,000		6.25%, 11/01/31	05/11 @ 101	1,038,990
A3	1,000		6.50%, 11/01/16	05/11 @ 101	1,080,910
AAA	8,500	[3]	Philadelphia Sch. Dist., GO, Ser. C, 5.75%, 3/01/10, MBIA	N/A	9,708,275
AAA	1,500		Washington Cnty. Auth., Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC	No Opt. Call	1,566,810

					19,908,949

			South Carolina—2.5%
BBB	2,500		So. Carolina Jobs Econ. Dev. Auth., Hosp. Facs. Rev., Palmetto Hlth. Alliance,	08/13 @ 100	2,780,000
			Ser. C, 7.00%, 8/01/30

			Tennessee—5.5%
Baa1	3,750		Maury Cnty. Ind. Dev. Brd., PCR, Saturn Corp. Proj., 6.50%, 9/01/24	11/04 @ 102	3,852,638
AAA	2,000		Memphis Shelby Cnty. Arpt. Auth., Ser. D, 6.00%, 3/01/24, AMBAC	03/10 @ 101	2,213,480

					6,066,118

			Texas—12.8%
AAA	4,750		Harris Cnty. Houston Sports Auth., Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	667,423
AAA	1,500		Lower Colorado River Auth., Ser. A, 5.50%, 5/15/21, AMBAC	05/09 @ 101	1,645,650
AAA	15,000		Texas Tpke. Auth., Central Sys. Rev., Zero Coupon, 8/15/31, AMBAC	08/12 @ 32.807	3,092,700
AA+	500		Texas Wtr. Fin. Asst., GO, 5.75%, 8/01/22	08/10 @ 100	558,980
AAA	7,030	[3,4]	Travis Cnty. Hlth. Facs. Dev. Corp., Ascension Hlth., Ser. A, 5.875%, 11/15/09, AMBAC	N/A	8,153,675

					14,118,428

			Utah—4.0%
AAA	4,000		Intermountain Pwr. Agcy., Sply., Ser. B, 5.75%, 7/01/19, MBIA	07/07 @ 102	4,418,880

			Virginia—1.8%
AAA	1,750		Virginia Res. Auth., Clean Wtr. Rev., 5.625%, 10/01/22	10/10 @ 100	1,939,175

			Washington—6.7%
			Washington, GO,
Aa1	4,750		Ser. A, 5.625%, 7/01/24	07/09 @ 100	5,146,482
Aa1	2,000		Ser. B, 6.00%, 1/01/25	01/10 @ 100	2,231,780

					7,378,262

			Puerto Rico—4.1%
			Puerto Rico, Public Impvt., Ser. A,
A-	1,500		5.00%, 7/01/29	07/14 @ 100	1,516,470
A-	2,500		5.00%, 7/01/34	07/14 @ 100	2,519,725
A	500		Puerto Rico Hwy. & Transp. Auth., Ser. G, 5.00%, 7/01/42	07/13 @ 100	500,040

					4,536,235

			Multi-State—6.1%
Baa1	2,000	[5]	Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/50	11/10 @ 100	2,308,920
A3	4,000	[4]	MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	4,413,360

6,722,280

			Total Long-Term Investments (cost $159,943,783)
169,635,508

BlackRock Strategic Municipal Trust (BSD) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—4.2%
4,650	AIM Tax Free Investment Co. Cash Reserve Portfolio, (cost $4,650,000)	$ 4,650,000

	Total Investments—157.7% (cost $164,593,783)	$174,285,508
	Liabilities in excess of other assets—(1.6%)	(1,764,741)
	Preferred shares at redemption value, including dividends payable—(56.1%)	(62,002,394)

	Net Assets Applicable to Common Shareholders—100%	$110,518,373

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2004, the Trust held 13.5% of its net assets, with a current market value of $14,929,000, in securities restricted as to resale.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corporation
FGIC	— Financial Guaranty Insurance Company	GO	— General Obligation
FSA	— Financial Security Assurance	MBIA	— Municipal Bond Insurance Association
		PCR	— Pollution Control Revenue

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Strategic Municipal Trust
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 23, 2004

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 23, 2004